SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

On 11 September 2019, the Company announced a proposed Scheme of Arrangement to re-domicile the Company from Australia to the United States (the “Scheme”).  The Scheme is subject to shareholder, judicial and regulatory approvals.  If the Scheme is approved, the Company will transfer its primary listing to the NASDAQ Stock Market and cease to be traded on the Australian Securities Exchange.  The Company’s Board of Directors unanimously recommended that the Company’s shareholders vote in favor of the Scheme.  The Scheme Meeting is expected to be held in November 2019, and if approved, the Scheme is expected to be implemented in November 2019.